Statements of Net Assets Available for Benefits - EBP 018 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest in Lockheed Martin Corporation Defined Contribution Plans Master Trust:
Investments at fair value	$ 1,042,730	$ 985,256
Investment in fully benefit-responsive investment contracts at contract value	147,505	156,654
Receivables:
Notes receivable from participants	28,999	29,122
Total assets	1,219,234	1,171,032
Liabilities
Administrative expenses payable	121	133
Total net assets available for benefits	$ 1,219,113	$ 1,170,899